Related parties - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Related parties
Schedule of balances with related parties
	Other receivables (i)	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments (ii)	Loans (iii)	Suppliers (note 15a)	Bonds (note 14)
Cogna Educação S.A.	-	-	153,714	1,354	20,884	-	691,451
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-	-
Editora Atica S.A.	-	1,193	-	72,158	-	7,392	-
Editora Scipione S.A.	-	414	-	13,408	-	1,386	-
Centro Educacional Leonardo Da Vinci SS	-	63	-	-	-	-	-
Maxiprint Editora Ltda.	13	367	-	-	-	26	-
Pax Editora E Distribuidora Ltda.	-	-	-	-	-	-	-
Saraiva Educacao S.A.	-	804	-	36,454	-	8,010	-
Colegio Visao Eireli	-	115	-	-	-	-	-
Colegio Manauara Lato Sensu Ltda.	-	2,838	-	-	-	173	-
Pitagoras Sistema De Educacao Superior Ltda.	-	127	-	-	-	-	-
Somos Idiomas SA	79	-	-	-	-	-	-
SGE Comercio De Material Didatico Ltda.	-	6	-	41	-	661	-
Sistema P H De Ensino Ltda.	-	2,348	-	2,116	-	163	-
Escola Mater Christi Ltda.	-	216	-	-	-	104	-
Somos Educação S.A.	-	-	-	-	-	-	-
Saber Serviços Educacionais S.A.	1,686	3,710	-	-	-	2,658	100,892
Acel Adminstração de Cursos Educacionais Ltda	-	2,899	-	-	-	36	-
Educação Inovação e Tecnologia S.A.	-	-	-	229	-	0	-
Somos Operações Escolares S.A.	292	980	-	-	-	-	-
Sociedade Educacional Doze De Outubro Ltda.	-	231	-	-	-	36	-
Colégio Motivo Ltda.	-	1,250	-	-	-	249	-
Colégio JAO Ltda.	-	772	-	-	-	-	-
Editora E Distribuidora Educacional S.A.	-	528	-	9,547	-	89	-
Colégio Ambiental Ltda	-	315	-	-	-		-
Conlégio Cidade Ltda	-	155	-	-	-		-
Curso e Colégio Coqueiro Ltda	-	188	-	-	-		-
ECSA Escola A Chave do Saber Ltda	-	435	-	-	-		-
EDUFOR Serviços Educacionais Ltda	-	10	-	-	-		-
Escola Riacho Doce Ltda	-	253	-	-	-		-
Nucleo Brasileiro de Estudos Avançados Ltda	-	391	-	-	-		-
Papelaria Brasiliana Ltda	-	1,478	-	-	-		-
Sociedade Educacional Alphaville Ltda	-	190	-	-	-		-
Sociedade Educacional NEODNA Cuiaba Ltda	-	101	-	-	-		-
	2,070	22,791	153,714	135,307	20,884	20,985	792,343

(i)	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company;

(ii)	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below; and

(iii)

On April 1, 2020 the Company signed a loan agreement with Cogna Educação S.A. in the amount of R$ 20,000 bearing interest rate at CDI plus 3,75%. Until December 31, 2020 the Company recognized R$ 884 as interest expense on consolidated statement of Profit and Loss.

	December 31, 2019
	Other receivables	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments	Loans	Suppliers (note 15)	Bonds (note 14)
Cogna Educação SA,	-	-	149,600	-	-	-	1,539,146
Anhanguera Educacional Participacoes SA,	-	1,150	-	-	-	-	-
Editora Atica SA,	16	281	-	31,944	-	-	-
Editora Scipione SA,	4,743	304	-	-	-	-	-
Escola Mater Christi Ltda,	-	204	-	130	-	-	-
Maxiprint Editora Ltda,	4,021	1,154	-	-	-	-	-
Pax Editora E Distribuidora Ltda,	-	49	-	-	-	-	-
Saraiva Educacao SA,	28,226	424	-	-	-	-	-
Somos Idiomas SA,	75	2	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda,	-	1,415	-	-	-	-	-
Ecsa Escola A Chave Do Saber Ltda,	-	212	-	-	-	-	-
Colégio Jao Ltda,	-	415	-	-	-	-	-
Colégio Motivo Ltda,	-	1,442	-	-	-	-	-
Editora E Distribuidora Educacional SA,	-	2,705	-	-	-	737	-
Sge Comercio De Material Didatico Ltda,	6	5	-	-	-	482	-
Sistema P H De Ensino Ltda,	-	2,027	-	18	-	-	-
Somos Operações Escolares SA,	42	-	-	4,197	29,192	-	-
Saber Serviços Educacionais SA,	-	5,041	-	-	-	-	101,801
Sociedade Educacional Doze De Outubro Ltda,	-	232	-	-	-	-	-
Saber Serviços Educacionais as	1,012	-	-	-	-	-	-
Editora E Distribuidora Educacional as	-	-	-	12,955	-	-	-
	38,141	17,062	149,600	49,244	29,192	1,219	1,640,947

Schedule of transactions with related parties
	Year ended December 31, 2020				Year ended December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues	Finance costs	Cost Sharing (note 20c)	Sublease (note 20e)	Revenues	Finance costs (i)	Revenues	Finance costs
Cogna Educação S.A.	-	48,432	-	-	-	86,839	-	-
Somos Educação S.A.	-	278	-	-	-	-	-	-
Editora Atica S.A.	7,287	229	11,989	15,364	-	-	-	-
Editora Scipione SA.	1,551	-	-	-	-	-	-	-
Colégio Manauara Lato Sensu Ltda.	3,139	-	-	-	-	-	-	-
Maxiprint Editora Ltda.	612	-	-	-	-	-	-	-
Saraiva Educacao SA.	3,364	-	-	3,739	-	-	-	-
Sociedade Educacional Parana Ltda.	795	-	-	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda.	1,230	-	-	-		-	283	-
Sociedade Educacional Neodna Cuiaba Ltda.	367	-	-	-	1,307	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	657	-	-	-	-	-	-	-
Colégio Motivo Ltda.	1,308	-	-	-	-	-	316	-
Sistema P H De Ensino Ltda.	5,776	-	-	-	1,909	-	3,267	-
Saber Serviços Educacionais S.A.	1,254	6,740	-	729	4,642	5,744	-	25,591
Sociedade Educacional Doze De Outubro Ltda	295	-	-	-	1,770	-	134	-
Editora E Distribuidora Educacional SA.	1,841	-	36,144	1,489	469	-	592	-
Somos Operações Escolares SA.	-	-	-	-	1,647	-	-	-
Escola Mater Christi	246	-	-	-	-	-	120	-
Colegio JAO Ltda.	387	-	-	-	311	-	127	-
Centro Educacional Leonardo Da Vinci SS	1,319	-	-	-	511	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	423	-	-	-	-	-	-	-
Papelaria Brasiliana Ltda	1,287	-	-	-	-	-	-	-
Sociedade Educacional Alphaville SA	317	-	-	-	-	-	-	-
Sociedade Educacional NEODNA Cuiaba Ltda - EPP	367	-	-	-	-	-	-	-
Others	-	-	-	362	134	-	72	-
	33,822	55,679	48,133	21,683	12,700	92,583	4,911	25,591

(i)	Refers to debentures interest; see Note 14.

Schedule of key management personnel compensation expenses
	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Short-term employee benefits (i)	6,982	11,430	155
Share-based compensation plan (ii)	33,594	1,372	475
	40,576	12,802	630

(i)

The Company, as a result of COVID-19, has been reviewed some short-term benefits not based on legal obligation, for example bonus based on performance to key management personnel. As a consequence, the expense over those short-term benefit has been reversed.

(ii)	Refers substantially to share-based compensation plan, considered as IPO Bonus, which included payroll charges.

Somos - Anglo (Predecessor)
Related parties
Schedule of balances with related parties
	As of December 31, 2017			As of January 01, 2017
	Trade receivables	Supplier	Bonds	Trade receivables	Supplier
Open balances	(iii)	(ii)	(i)	(iii)	(ii)
Acel Administração De Cursos Educacionais Ltda.	582	657	—	2,162	27
Colegio Jao Ltda.	234	169	—	—	—
Colegio Motivo Ltda.	705	1,195	—	1,533	11
Colegio Sao Jose De Petropolis Ltda	18	18	—	—	—
Complexo Educacional Agora Eu Passo S/S Plenarium Agora	1	13	—	—	—
Curso P H Ltda.	117	—	—	47	—
Ecsa Escola A Chave do Saber Ltda.	40	95	—	108	—
Edumobi Tecnologia de Ensino Movel Ltda.	67	122	—	—	754
Escola Mater Christi Ltda.	50	48	—	176	—
Etb Editora Tecnica Do Brasil Ltda.	—	2	—	—	2
Jafar Sistema De Ensino e Cursos Livres S.A.	—	10	—	—	—
Sistema P H De Ensino Ltda.	391	638	—	390	6
Sociedade Educacional Doze de Outubro Ltda.	43	91	—	49	—
Sociedade Educacional Parana Ltda.	97	169	—	163	—
Somos Educacao S.A. (i)	106	90	822,919	—	—
Somos Operacoes Escolares S.A.	17	37	—	—	—
	2,468	3,354	822,919	4,628	800

Schedule of transactions with related parties
	January 1, 2018 to October 10, 2018
Transactions	Revenue (iii)	Finance costs (i)
Sistema Ph De Ensino	6,524	—
Colégio Motivo	471	—
Acel Administração De Cursos Educacionais	172	—
Sociedade Educacional Parana	1,926	—
Sociedade Educacional Doze De Outubro	376	—
Colégio Integrado Jao	224	—
Somos Educação S.A. (i)	6	77,833
Outros	120	—
	9,819	77,833

	Year ended December 31, 2017
Transactions	Revenue (iii)	Finance costs (i)
Sistema Ph De Ensino	281	—
Curso PH	6,438	—
Colégio Motivo	1,548	—
Acel Administração De Cursos Educacionais	1,129	—
Sociedade Educacional Parana	2,023	—
Sociedade Educacional Doze De Outubro	440	—
Escola Mater Christi	181	—
Colégio Integrado Jao	771	—
Somos Educação E Participações	11	22,919
Outros	106	—
	12,928	22,919

_______________

(i)	As described in note 14, this bonds liability and the finance cost refers to related party bonds subscribed by Somos.
(ii)

Refer to outstanding reimbursements to other related parties or with operations with the Parent Entities that are not part of the business. For shared expenses incurred, that were allocated to the Business according to the assumptions presented in note 2.

(iii)	Substantially refers to the amounts arising from the direct sales of printed books and learning systems to other entities of Somos’ Group for resale to its own clients.

Schedule of key management personnel compensation expenses
	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Short-term employee benefits	1,108	2,020
Share-based compensation plan (i)	47,756	5,591
	48,864	7,611

(i)

Certain executive officers also participate in the share-based compensation plan (see Note 22). In October 2018, a high volume of additional shares were granted to Management due to the transfer of control of Somos to Cogna Group as per the share-based plan conditions (note 22).